Borrowings - Debt instrument (Details) $ in Thousands, د.ك in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KWD (د.ك)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Borrowings
Borrowings	$ 3,510,847		$ 3,344,402	$ 2,609,090	$ 2,203,209
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Borrowings
Interest rate	5.63%	5.63%
Borrowings	$ 498,920		497,861
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Borrowings
Interest rate	6.25%	6.25%
Borrowings	$ 498,635		497,979
IHS Netherlands Holdco B.V., Senior Note Maturing 2027 | US Dollar
Borrowings
Interest rate	8.00%	8.00%
Borrowings	$ 959,814		952,003
IHS Holding Term Loan Facility
Borrowings
Borrowings	370,000
IHS Holding Term Loan Facility | US Dollar
Borrowings
Borrowings	$ 370,935		368,630
IHS Holding Term Loan Facility | US Dollar | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.75%	3.75%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira
Borrowings
Borrowings			57,448
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira | Maximum
Borrowings
Interest rate	18.00%	18.00%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira | Minimum
Borrowings
Interest rate	12.50%	12.50%
INT Towers Limited, maturing 2024 | Nigeria Naira
Borrowings
Borrowings			191,188
INT Towers Limited, maturing 2024 | Nigeria Naira | 3M NIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%
INT Towers Limited, maturing 2028 | Nigeria Naira
Borrowings
Interest rate	20.00%	20.00%
Borrowings	$ 186,302
IHS Cte d'Ivoire Ltd (CFA Franc) maturing 2024 | CFA Franc
Borrowings
Interest rate	5.00%	5.00%
Borrowings	$ 6,570		18,854
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | Euro
Borrowings
Borrowings	$ 4,841		14,217
IHS Cte d'Ivoire Ltd (Euro) maturing 2024 | Euro | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.00%	3.00%
IHS Zambia Limited, 2027 | US Dollar
Borrowings
Borrowings	$ 81,297		94,596
IHS Zambia Limited, 2027 | US Dollar | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%	5.00%
IHS Brasil Cesso de Infraestruturas S.A., maturing 2031 | Brazil Real
Borrowings
Borrowings	$ 252,341
IHS Brasil Cesso de Infraestruturas S.A., maturing 2031 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.10%	3.10%
IHS Brasil Cesso de Infraestruturas S.A., maturing 2029 | Brazil Real
Borrowings
Borrowings			68,591
IHS Brasil Cesso de Infraestruturas S.A., maturing 2029 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.65%	3.65%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real
Borrowings
Borrowings			82,928
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real | CDI
Borrowings
Borrowings, adjustment to interest rate basis	3.05%	3.05%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real
Borrowings
Borrowings	$ 84,305		38,542
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	2.45%	2.45%
IHS Kuwait Limited, 2029
Borrowings
Borrowings	$ 70,900	د.ك 21.8
IHS Kuwait Limited, 2029 | Kuwaiti Dinar
Borrowings
Borrowings	$ 61,354		66,251
IHS Kuwait Limited, 2029 | Kuwaiti Dinar | 3M KIBOR
Borrowings
Borrowings, adjustment to interest rate basis	2.00%	2.00%
IHS Towers South Africa Proprietary Limited maturing 2029 | South Africa, Rand
Borrowings
Borrowings	$ 185,404		197,836
IHS Towers South Africa Proprietary Limited maturing 2029 | South Africa, Rand | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%	2.75%
IHS Towers South Africa Proprietary Limited bank overdraft | South Africa, Rand
Borrowings
Interest rate	11.50%	11.50%
Borrowings	$ 675
IHS (Nigeria) Limited letter of credit
Borrowings
Borrowings	$ 98,900
IHS (Nigeria) Limited letter of credit | Maximum
Borrowings
Interest rate	15.55%	15.55%
IHS (Nigeria) Limited letter of credit | Minimum
Borrowings
Interest rate	12.00%	12.00%
IHS (Nigeria) Limited letter of credit | US Dollar
Borrowings
Borrowings	$ 98,918		66,047
IHS (Nigeria) Limited letter of credit | US Dollar | Maximum
Borrowings
Interest rate	15.55%	15.55%
IHS (Nigeria) Limited letter of credit | US Dollar | Minimum
Borrowings
Interest rate	12.00%	12.00%
INT Towers Limited, letter of credit
Borrowings
Borrowings	$ 219,400
INT Towers Limited, letter of credit | Maximum
Borrowings
Interest rate	15.75%	15.75%
INT Towers Limited, letter of credit | Minimum
Borrowings
Interest rate	12.00%	12.00%
INT Towers Limited, letter of credit | US Dollar
Borrowings
Borrowings	$ 219,418		128,063
INT Towers Limited, letter of credit | US Dollar | Maximum
Borrowings
Interest rate	15.75%	15.75%
INT Towers Limited, letter of credit | US Dollar | Minimum
Borrowings
Interest rate	12.00%	12.00%
ITNG Limited, letter of credit
Borrowings
Interest rate	15.49%	15.49%
Borrowings	$ 20
ITNG Limited, letter of credit | US Dollar
Borrowings
Interest rate	15.49%	15.49%
Borrowings	$ 23		987
Global Independent Connect Limited, letter of credit maturing 2024 | US Dollar
Borrowings
Borrowings	$ 1,095		1,330
Global Independent Connect Limited, letter of credit maturing 2024 | US Dollar | Maximum
Borrowings
Interest rate	15.49%	15.49%
Global Independent Connect Limited, letter of credit maturing 2024 | US Dollar | Minimum
Borrowings
Interest rate	13.25%	13.25%
Global Independent Connect Limited, letter of credit maturing 2023 | Chinese Yen
Borrowings
Interest rate	12.05%	12.05%
Borrowings			$ 1,051